Liquidity and Going Concern (Details) - EVOLUTION METALS LLC [Member] - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Feb. 07, 2024
Liquidity and Going Concern [Line Items]
Net loss	$ (149,906)	$ (18,009,527)	$ (58,961,582)
Aggregate cash	$ 551,546	3,732,564	2,614,710
Net working capital deficit		$ 77,426,869	$ 57,868,881